Earnings Per Share (EPS) (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share
Schedule of Earnings Per Share
	2020		2019		2018
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in thousands, except number of shares and earnings per share)
(Loss)/earnings
(Loss)attributable to the equity holders of the parent	$(418,992)	(418,992)	$(423,867)	(423,867)	$(22,575)	$(22,575)
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	—	—	—	(197)	—	(475)
Adjusted earnings attributable to equity holders of the parent	$(418,992)	(418,992)	$(423,867)	(424,064)	$(22,575)	$(23,050)
Number of shares
Weighted average number of shares	107,532,584	107,532,584	70,706,579	70,706,579	62,151,155	62,151,155
Potential dilutive effect related to share based compensation scheme		8,237,299	—	1,463,640	—	1,331,211
Adjusted weighted average number of shares	107,532,584	115,769,883	70,706,579	72,170,219	62,151,155	63,482,366
(Loss) per share
(Loss) attributable to the equity holders of the parent per share (cents)	(389.6)	(389.6)	(599.5)	(599.5)	(36.3)	(36.3)